Expense Example	Mar. 09, 2026 USD ($)
SGI Enhanced Global Income ETF | SGI Enhanced Global Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
SGI Enhanced Core ETF | SGI Enhanced Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
SGI Peak Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,275
SGI Prudent Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	$ 2,304